UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.             May 13, 2004
--------------------------   --------------------------   ----------------------
      [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                            -----------

Form 13F Information Table Entry Total:         34
                                            -----------

Form 13F Information Table Entry Value:       215,448
                                            -----------
                                            (thousands)

List of Other Included Managers:  None


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

   COLUMN 1                  COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                                                                                                                  VOTING AUTHORITY
                                                                                                                --------------------
                              TITLE
                                OF                    VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER
   NAME OF ISSUER             CLASS       CUSIP      (x1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED NONE
-----------------             -----       -----      --------    -------    ---  ----  ----------  --------     ----     ------ ----
Aclara Biosciences            COM         00461P106        93      23,199    SH        SOLE                      23,199
Adolor Pharmaceuticals        COM         00724X102     2,899     192,500    SH        SOLE                     192,500
Alexion Pharmaceuticals       COM         015351109     8,793     369,938    SH        SOLE                     369,938
Alkermes                      COM         01642T108     3,007     188,059    SH        SOLE                     188,059
Amgen                         COM         031162100     6,105     104,987    SH        SOLE                     104,987
Amylin Pharmaceuticals        COM         032346108    26,230   1,107,201    SH        SOLE                   1,107,201
Atherogenics                  COM         047439104       334      14,600    SH        SOLE                      14,600
Autoimmune                    COM         052776101        31      26,100    SH        SOLE                      26,100
Cephalon                      COM         156708109     4,013      70,000    SH        SOLE                      70,000
Connetics Corp.               COM         208192104     2,202     100,000    SH        SOLE                     100,000
Genome Therapeutics           COM         372430108     5,058     900,000    SH        SOLE                     900,000
GTX                           COM         40052B108     2,037     195,900    SH        SOLE                     195,900
Human Genome                  COM         444903108     4,134     329,968    SH        SOLE                     329,968
Incyte                        COM         45337C102    25,047   3,014,070    SH        SOLE                   3,014,070
Intermune                     COM         45884X103     2,907     149,083    SH        SOLE                     149,083
Intrabiotics Pharmaceuticals  COM         46116T506     7,541     448,875    SH        SOLE                     448,875
Medarex                       COM         583916101       874      97,463    SH        SOLE                      97,463
Myogen                        COM         62856E104       219      20,000    SH        SOLE                      20,000
Neurogen                      COM         64124E106     5,827     683,100    SH        SOLE                     683,100
Onyx Pharmaceuticals          COM         683399109     5,357     132,300    SH        SOLE                     132,300
OSI Pharmaceuticals           COM         671040103       814      21,201    SH        SOLE                      21,201
Pharmacyclics                 COM         716933106       475      35,300    SH        SOLE                      35,300
Praecis Pharmaceuticals       COM         739421105       296      50,100    SH        SOLE                      50,100
Regeneron Pharmaceuticals     COM         75886F107     1,957     144,130    SH        SOLE                     144,130
Renovis                       COM         759885106     1,523     150,000    SH        SOLE                     150,000
Salix Pharmaceuticals         COM         795435106     5,259     181,233    SH        SOLE                     181,233
Sequenom                      COM         817337108     2,145     747,374    SH        SOLE                     747,374
Trimeris                      COM         896263100    50,653   3,434,120    SH        SOLE                   3,434,120
Tularik                       COM         899165104    10,105     411,596    SH        SOLE                     411,596
Vicuron Pharmaceuticals       COM         926471103       282      12,400    SH        SOLE                      12,400
Virologic                     COM         92823R201     1,726     569,799    SH        SOLE                     569,799


Incyte Genomics Notes
  5.5% 3/01/2007              CONV BONDS  45337CAC6     5,025   5,000,000    PRN       SOLE                   5,000,000
Regeneron Conv Notes
  5.5% 10/17/08 (144A)        CONV BONDS  75886FAA5    17,642  18,235,000    PRN       SOLE                  18,235,000
Regeneron Conv Notes
  5.5% 10/17/08               CONV BONDS  75886FAB3     4,838   5,000,000    PRN       SOLE                   5,000,000

                                                      -------
                                                      215,448
                                                      =======
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